Subsequent Events	12 Months Ended
Dec. 31, 2024
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

19.    SUBSEQUENT EVENTS

The Company evaluated all events and transactions that occurred after December 31, 2024 up through May 19, 2024, which is the date that these consolidated financial statements are available to be issued. There were no other material subsequent events that require disclosure in these consolidated financial statements.